File No.333-17391
                                                                      811-07959


--------------------------------------------------------------------------------
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
                          Pre-Effective Amendment No.                 [ ]
                        Post-Effective Amendment No. 21               [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                         [ ]
                               Amendment No. 23                       [X]

                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

4455 E. Camelback Road, Suite 261E
     Phoenix, AZ                                                           85018
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100


                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check  appropriate box)
     [ ] immediately  upon filing  pursuant to paragraph (b)
     [ ] on (date)pursuant to paragraph (b)
     [ ] 60 days after filing  pursuant to paragraph (a)(i)
     [ ] on (date)  pursuant  to  paragraph  (a)(i)
     |X| 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
================================================================================

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

NA Item No.                                           Location
-----------                                           --------

Part A -- Prospectus of Liberty Freedom Fund Class A Shares

Item 1.  Cover Page.................................. Cover Page
Item 2.  Synopsis.................................... Expense Table
Item 3.  Condensed Financial Information............. General Information
Item 4.  General Description of Registrant........... Investment Objective and
                                                      Policies; General
                                                      Information
Item 5.  Management of Fund ......................... Management of the Fund;
                                                      Investor Guide
Item 5A. Management's Discussion of Fund Performance. Not applicable
Item 6.  Capital Stock and Other Securities.......... Distributions and Taxes;
                                                      General Information
Item 7.  Purchase of Securities Being Offered........ Investor Guide
Item 8.  Redemption or Repurchase.................... How to Redeem Your Shares
Item 9.  Pending Legal Proceedings................... Not Applicable

Part A -- Prospectus of Liberty Freedom Fund Class I Shares

Item 1.  Cover Page.................................. Cover Page
Item 2.  Synopsis.................................... Expense Table
Item 3.  Condensed Financial Information............. General Information
Item 4.  General Description of Registrant........... Investment Objective and
                                                      Policies; General
                                                      Information
Item 5.  Management of Fund ......................... Management of the Fund;
                                                      Investor Guide
Item 5A. Management's Discussion of Fund Performance. Not applicable
Item 6.  Capital Stock and Other Securities.......... Distributions and Taxes;
                                                      General Information
Item 7.  Purchase of Securities Being Offered........ Investor Guide
Item 8.  Redemption or Repurchase.................... How to Redeem Your Shares
Item 9.  Pending Legal Proceedings................... Not Applicable

Part B - Statement of Additional Information of Liberty Freedom Fund

Item 10. Cover Page...................................Cover Page
Item 11. Table of  Contents...........................Table of Contents
Item 12. General Information and History..............Not Applicable
Item 13. Investment Objectives and Policies...........Investment Objectives and
                                                      Policies
Item 14. Management of the Fund.......................Management of the Fund
Item 15. Control Persons and Principal
         Holders of Securities........................General Information
Item 16. Investment Advisory and Other Services.......Management; General
                                                      Information
Item 17. Brokerage Allocation and Other Practices.....Portfolio Transactions
                                                      and Brokerage
Item 18. Capital Stock and Other Practices............General Information
Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered..................Net Asset Value
Item 20. Tax Status...................................Taxation
Item 21. Underwriters.................................Not Applicable
Item 22. Calculation of  Performance Data.............Performance Information
Item 23. Financial Statements.........................Not Applicable

Part C


         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                    Preliminary Prospectus dated June , 1998
                              SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

Class A Shares

                              Liberty Freedom Fund
                                3801 Canal Street
                          New Orleans, Louisiana 70019
                                 (888) 888-8888

                                   PROSPECTUS

         The Liberty Freedom Fund (the "Fund") is a mutual fund with the investment objective of growth of capital and a secondary objective of providing income. The Fund attempts to achieve its objectives by investing in equity securities. See "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its investment objectives.

         This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated ____________, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This SAI is available without charge upon request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.

                                Table of Contents

     Expense Table ...................................................    2
     Investment Objective and Policies ...............................    3
     Management of the Fund ..........................................    4
     Investor Guide ..................................................    7
     Services Available to Shareholders ..............................   10
     How to Redeem Your Shares .......................................   11
     Distributions and Taxes .........................................   14
     General Information .............................................   14

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  Expense Table

Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases................................ 3.50%
Maximum Sales Load Imposed on Reinvested Dividends..................... None
Deferred Sales Load.................................................... None
Redemption Fees........................................................ None
Exchange Fees.......................................................... None

Annual Operating Expenses
(As a percentage of average net assets)


Investment Advisory Fees................................................0.85%
12b-1 Fees(1)...........................................................0.50%
Other Expenses (net of fee waivers and expense reimbursements) (2)......0.75%
                                                                        ----
         Shareholder Service Fees.........................0.25%
         Other Operating Expenses.........................0.50%
Total Fund Operating Expenses (3) ......................................2.10%
                                                                        ====

(1) A long-term shareholder may pay more, directly and indirectly, in sales charges and fees than the maximum sales charge permitted under the Rules of the National Association of Securities Dealers (NASD). This is recognized and permitted by the NASD.

(2) Other Expenses are estimated for the first fiscal year of the Fund.

(3) Total Operating Expenses are not expected to exceed 2.10% of average net assets annually, but in the event that they do, the Manager and Sub-Advisor have agreed to reduce their fees and/or pay expenses of the Fund to insure that the Fund's expenses will not exceed 2.10%. If the Manager and Sub-Advisor did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.00% and "Total Operating Expenses" would be 2.35%. If the Manager and Sub-Advisor waive fees or pay Fund expenses, the Fund may reimburse them within the following three years. See "Management of the Fund."

The purpose of the above fee table is to provide an understanding of the various annual operating expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

Example

This table illustrates the net operating expenses that would be incurred by an investment in the

Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

                       1 Year                      3 Years
                         $56                         $133

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The minimum initial investment in the Fund is $1,000, with subsequent minimum investments of $50 or more ($250 and $50, respectively, for retirement plans). Shares will be redeemed at their net asset value.

                       Investment Objectives and Policies

What are the Fund's investment objectives?

The investment objective of the Fund is to seek growth of capital, with a secondary objective of providing income. There can be no assurance that the Fund will achieve its objectives.

How does the Fund seek to achieve its objectives?

The Fund's Manager, Liberty Bank and Trust Company, has contracted with The Edgar Lomax Company to provide day to day investment decisions for the Fund. The Edgar Lomax Company (the "Sub-Advisor") uses a disciplined approach to select equity securities for the Fund's portfolio that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. The Sub-Advisor uses fundamental analysis of financial statements to select stocks of issuers which have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund will invest primarily in large, well-recognized companies. Currently, the Manager and Sub-Advisor expect the Fund's portfolio to hold at least 20% of the stocks comprising the Standard & Poor's 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries. It is not expected that the Fund's annual turnover rate will exceed 50%.

There is, of course, no assurance that the Fund's objectives will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other securities the Fund might purchase.

Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, rights and warrants. If market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.

Investment restrictions.

The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy, the Fund is a diversified fund.

                             Management of the Fund

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Manager

The Manager, Liberty Bank and Trust Company ("Liberty"), 3801 Canal Street, New Orleans, Louisiana 70019, (a subsidiary of Liberty Financial Services, Inc.) has provided banking services to the greater New Orleans community since 1972. Liberty's assets have grown to over $150 million and has risen to become one of the top ten African American owned banks in the United States. Liberty has overall responsibility for the assets under management and will be responsible for monitoring the day-to-day activity of the Sub-Advisor. Liberty together with the Sub-Advisor is responsible for formulating and implementing the Fund's investments. Liberty furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. Each portfolio pays the Manager a monthly fee pursuant to an investment advisory agreement. As compensation for the services it receives, the Fund pays Liberty a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.25%.

The Sub-Advisor

The Fund's Sub-Advisor, The Edgar Lomax Company, 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has provided asset management services to
individuals  and  institutional   investors  since  1986.  Randall  R.  Eley  is
principally responsible for the management of the Fund's portfolio. Mr. Eley (who controls the Sub-Advisor) is the President and Chief Investment Officer of the Sub-Advisor and has been active in the investment field professionally since the firm was founded.

The Sub-Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund. As compensation, the Fund pays the Sub-Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.60%.

Prior Performance of the Sub-Advisor.

The following table sets forth composite performance data relating to the historical performance of private accounts, each of which exceeds $1 million in market value, managed by the Sub- Advisor for the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Sub-Advisor in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Sub-Advisor.

The composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR*), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by private accounts of the Sub-Advisor without provision for federal or state income taxes. Custodial fees, if any, were generally not included in the calculation. The Sub- Advisor's composite includes all actual, fee-paying, discretionary private accounts with assets in excess of $1 million managed by the Sub-Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns. The monthly returns of the Sub-Advisor's composite combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed 10% of an account's current value) by asset-weighting each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

The private accounts that are included in the Sub-Advisor's composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or the Internal Revenue Code. Consequently, the performance results for the Sub-Advisor's composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies.

The investment results of the Sub-Advisor's composite presented below have been reviewed and verified (for an AIMR Level II examination) by the independent auditing firm, Deloitte & Touche LLP, to be computed in accordance with Performance Presentation Standards of AIMR, but these results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

*AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisors. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisors of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisors are directly comparable.

Annualized Total Return:

For Year ended            Sub-Advisor's Composite      S&P 500*

December 31, 1994                    3.38%               1.30%
December 31, 1995                   45.74%              37.53%
December 31, 1996                   22.04%              22.99%
December 31, 1997                  ______              _______

For the period
January 1, 1994 - December 31, 1997

Annualized Return                   __.__%              __.__%
Cumulative                          __.__%              __.__%

* The Standard & Poor's 500 Composite Stock Price Index, known as the S&P 500, is an un- managed market value-weighted index consisting of representative samples of stocks within important industry groups within the U.S. economy. It includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.

The Administrator

Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the Trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average total net assets, subject to a $30,000 annual minimum.

Other operating expenses

The Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees, custody and shareholder servicing agent fees, legal and auditing expenses, federal and state registration fees, and fees to the Trust's disinterested Trustees. The Manager and Sub-Advisor have voluntarily undertaken currently to limit the Fund's operating expenses to no more than 2.25% annually. The Manager and Sub-Advisor may reduce their fees or reimburse the Fund for expenses at any time in order to reduce the Fund's expenses. Reductions made by the Manager and Sub-Advisor in their fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund within three subsequent years provided the Fund is able to do so and remain in compliance with any applicable expense limitations then in effect.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 with respect to its Class A shares. The Plan provides that the Fund will pay for distribution and related expenses (such as payments for advertising and sales material and to personnel involved in selling the Class A shares) at an annual rate of 0.50% of the Fund's average net assets.

Brokerage Transactions

The Manager and Sub-Advisor consider a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the SAI, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Sub-Advisor may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the sale of Fund shares also may be considered as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                                 Investor Guide

How to purchase shares of the Fund.

Class A shares are offered at the public offering price. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, (the "Distributor"), acts as Distributor and may, at its discretion, waive the minimum investment requirements. The Fund also offers Class I shares. The other Class has a different sales charge and other expenses which may result in performance for that Class which is different from that of Class A shares. Shares of the Fund are offered continuously for the purchase at the public offering price next determined after a purchase order is received. The public offering price is effective for orders received by the Fund or investment dealers prior to the time of the next determination of the Fund's net asset value and, in the case of orders placed with dealers, transmitted promptly to the Transfer Agent. Orders received after the time of the next determination of the applicable fund's net asset value will be entered at the next calculated public offering price.

The public offering price per share is equal to the net asset value per share, plus a sales charge, which is reduced on purchases involving amounts of $50,000 or more, as set forth in the table below. The reduced sales charges apply to quantity purchases made at one time by a "person", which means (i) an individual, (ii) members of a family (i.e., an individual, spouse, children under age 21), or (iii) a trustee or fiduciary of a single trust estate or a single fiduciary account. In addition, purchases of shares made during a thirteen month period pursuant to a written Letter of Intent are eligible for a reduced sales charge. Reduced sales charges are also applicable to subsequent purchases by a "person", based on the aggregate of the amount being purchased and the value, at offering price, of shares owned at the time of investment.

                              Sales Charge as percent of:     Portion of sales
                                       Offering   net asset    charge retained
Amount of Purchase                      price       value       by dealers

Less than $50,000                        3.50%      3.63%      3.00%
$50,000 but less than $100,000           3.00%      3.09%      2.60%
$100,000 but less than $250,000          2.50%      2.56%      2.20%
$250,000 but less than $500,000          2.00%      2.04%      1.80%
$500,000 but less than $750,000          1.50%      1.52%      1.30%
$750,000 but less than $1,000,000        1.00%      1.01%      0.80%
$1,000,000 or more                        None       None       None

Purchase Order Placed with Investment Dealers

Dealers who have a sales agreement with the Distributor may place orders for shares of the Fund on behalf of clients at the offering price next determined after receipt of the client's order by calling the Distributor. If the order is placed by the client with the dealer by 4:00 p.m. Eastern time and forwarded to the Transfer Agent any day that the New York Stock Exchange is open for trading, it will be confirmed at the applicable offering price on that day. The dealer is responsible for placing orders promptly with the Transfer Agent and for forwarding payment promptly.

You may send money to the Fund by mail

If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to Liberty Freedom Fund) to the Fund's Shareholder Servicing Agent, American Data Services, Inc. at the following address:

Liberty Freedom Fund
P.O. Box 640947
Cincinnati, OH 45264-0947

If you wish to send your Application Form and check via an overnight delivery services (such as Fed Ex), delivery cannot be made to a post office box. In that case, you should use the following address:

Liberty Freedom Fund
c/o Star Bank, N.A.
Mutual Fund Custody Department
425 Walnut Street, M/L 6118,
Sixth Floor
Cincinnati, OH 45202

You may wire money to the Fund

Before sending a wire, you should call the Fund at (888) 888-8888 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

Star Bank, N.A. Cinti/Trust
ABA # 0420-0001-3
for credit to Liberty Freedom Fund
DDA # 488840257
for further credit to [your name and account number]

Your bank may charge you a fee for sending a wire to the Fund.

Minimum investments

The minimum initial investment in the Fund is $1,000. The minimum subsequent investment is $50. However, if you are investing in an Individual Retirement Account ("IRA"), or you are starting an Automatic Investment Plan (see below), the minimum initial and subsequent investments are $250 and $50, respectively.

Subsequent investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to send additional money for investment by wire, it is important for you to call the Fund at
(888)888-8888. You may also make additional purchases through an investment dealer, as described above.

When is money invested in the Fund?

Any money received for investment in the Fund from an investor, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from dealers are invested at the net asset value next calculated after the order is received. The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the net asset value of the Fund?

The Fund's net asset value per share for the Class A shares is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information

The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Sub-Advisor to determine if such an investment may be made.

                       Services Available to Shareholders

Retirement Plans

You may invest in the Fund various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

Automatic investing by check

You may make regular monthly investments in the Fund using the "Automatic Investment Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $100), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Fund. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.

Automatic withdrawals

The Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                            How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.

Redemption in writing

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Liberty Freedom Fund
150 Motor Parkway, Suite 109
Hauppauge, NY 11788-0132

Signature guarantee

If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000.

Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by telephone

If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (888) 888-8888 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?

The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?

As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Repurchases from dealers

The Fund may accept orders to repurchase shares from an investment dealer on behalf of a dealer's customers. The net asset value for a repurchase is that next calculated after receipt of the order from the dealer.

Distribution Agreement

The Distributor is the principal underwriter of shares of the Fund. The Distributor makes a continuous offering of the Fund's shares and bears the costs and expenses of printing and distributing to selected dealers and prospective investors any copies of any prospectuses, statements of additional information and annual and interim reports of the Fund other than to existing shareholders (after such items have been prepared and set in type by the Fund) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor and furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. All or a part of the expenses borne by the Distributor may be reimbursed pursuant to the Distribution and Shareholder Servicing Plan discussed below.

Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which with respect to the Class A shares, the Fund pays the Distributor an amount which is accrued daily and paid monthly, at an annual rate up to 0.50% of the average daily net assets of the Class A shares of the Fund. Amounts paid under the Plan by the Fund are paid to the Distributor for services it provides including printing and distribution of prospectuses and shareholder reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitation, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to Fund shareholders and such other expenses related to the distribution of the Fund's shares.

Plan payments will be reviewed by the Trustees. However, it is possible at times that the amount of the Distributor's compensation could exceed its distribution expenses, resulting in a profit to the Distributor. If the Plan is terminated, the Fund will not be required to make payments for expenses incurred after the termination.

                             Distributions and Taxes

Dividends and other distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return to you.

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the SAI. You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

                               General Information

The Trust

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the trust vote as a single class on matters affecting all series jointly or the Trust as whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries

Shareholder  inquiries should be directed to the Shareholder  Servicing Agent at
(888) 888-8888.

Multiple Classes

Under the Trust's charter documents, the Board of Trustees has the power to classify or reclassify any unissued shares of a Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications of redemption. The Board of Trustees of a Fund may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

Year 2000 Risk.

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Manager, Sub-Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Manager is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and assurances are being obtained from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Funds.

                    Preliminary Prospectus dated June , 1998
                              SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

Class I Shares
                              Liberty Freedom Fund
                                3801 Canal Street
                          New Orleans, Louisiana 70019
                                 (888) 888-8888

                                   PROSPECTUS

 The Liberty Freedom Fund (the "Fund") is a mutual fund with the investment objective of growth of capital and a secondary objective of providing income. The Fund attempts to achieve its objectives by investing in equity securities. See "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its investment objectives.

 This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated ____________, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This SAI is available without charge upon request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.

Expense Table .................................................    2
Investment Objective and Policies .............................    3
Management of the Fund ........................................    4
Investor Guide ................................................    7
Services Available to Shareholders ............................    9
How to Redeem Your Shares .....................................    9
Distributions and Taxes .......................................   11
General Information ...........................................   12



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  Expense Table

Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees. The Fund is a no-load mutual fund and has no shareholder transaction expenses.

Annual Operating Expenses
(As a percentage of average net assets)


Investment Advisory Fees................................................ 0.85%
Other Expenses (net of fee waivers and expense reimbursements) (1)...... 0.45%
                                                                         ----
Total Fund Operating Expenses (2) .......................................1.30%
                                                                         ====

(1) Other Expenses are estimated for the first fiscal year of the Fund.

(2) Total Operating Expenses are not expected to exceed 1.30% of average net assets annually, but in the event that they do, the Manager and Sub-Advisor have agreed to reduce their fees and/or pay expenses of the Fund to insure that the Fund's expenses will not exceed 1.30%. If the Manager and Sub-Advisor did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.00% and "Total Operating Expenses" would be 1.85%. If the Manager and Sub-Advisor waive fees or pay Fund expenses, the Fund may reimburse them within the following three years. See "Management of the Fund."

The purpose of the above fee table is to provide an understanding of the various annual operating expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

Example

This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

                        1 Year                      3 Years
                          $13                         $41

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The minimum initial investment in the Fund is $250,000 with subsequent minimum investments of $25,000 or more. Shares will be redeemed at their net asset value.

                       Investment Objectives and Policies

What are the Fund's investment objectives?

The investment objective of the Fund is to seek growth of capital, with a secondary objective of providing income. There can be no assurance that the Fund will achieve its objectives.

How does the Fund seek to achieve its objectives?

The Fund's Manager, Liberty Bank and Trust Company, has contracted with The Edgar Lomax Company to provide day to day investment decisions for the Fund. The Edgar Lomax Company (the "Sub-Advisor") uses a disciplined approach to select equity securities for the Fund's portfolio that it believes are undervalued, reasonably priced and have prospects for continued consistent growth. The Sub-Advisor uses fundamental analysis of financial statements to select stocks of issuers which have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.

The Fund will invest primarily in large, well-recognized companies. Currently, the Manager and Sub-Advisor expect the Fund's portfolio to hold at least 20% of the stocks comprising the Standard & Poor's 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries. It is not expected that the Fund's annual turnover rate will exceed 50%.

There is, of course, no assurance that the Fund's objectives will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

Other securities the Fund might purchase.

Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and securities having the characteristics of common stocks, such as convertible securities, rights and warrants. If market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.

Investment restrictions.

The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy, the Fund is a diversified fund.

                             Management of The Fund

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Manager

The Manager, Liberty Bank and Trust Company ("Liberty"), 3801 Canal Street, New Orleans, Louisiana 70019, (a subsidiary of Liberty Financial Services, Inc.) has provided banking services to the greater New Orleans community since 1972. Liberty's assets have grown to over $150 million and has risen to become one of the top ten African American owned banks in the United States. Liberty has overall responsibility for the assets under management and will be responsible for monitoring the day-to-day activity of the Sub-Advisor. Liberty together with the Sub-Advisor is responsible for formulating and implementing the Fund's investments. Liberty furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. Each portfolio pays the Manager a monthly fee pursuant to an investment advisory agreement. As compensation for the services it receives, the Fund pays Liberty a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.25%.

The Sub-Advisor

The Fund's Sub-Advisor, The Edgar Lomax Company, 6564 Loisdale Court, Suite 310, Springfield, Virginia 22150, has provided asset management services to
individuals  and  institutional   investors  since  1986.  Randall  R.  Eley  is
principally responsible for the management of the Fund's portfolio. Mr. Eley (who controls the Sub-Advisor) is the President and Chief Investment Officer of the Sub-Advisor and has been active in the investment field professionally since the firm was founded.

The Sub-Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund. As compensation, the Fund pays the Sub-Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 0.60%.

Prior Performance of the Sub-Advisor

The following table sets forth composite performance data relating to the historical performance of private accounts, each of which exceeds $1 million in market value, managed by the Sub- Advisor for the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Sub-Advisor in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Sub-Advisor.

The composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR*), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by private accounts of the Sub-Advisor without provision for federal or state income taxes. Custodial fees, if any, were generally not included in the calculation. The Sub- Advisor's composite includes all actual, fee-paying, discretionary private accounts with assets in excess of $1 million managed by the Sub-Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns. The monthly returns of the Sub-Advisor's composite combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed 10% of an account's current value) by asset-weighting each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.

The private accounts that are included in the Sub-Advisor's composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or the Internal Revenue Code. Consequently, the performance results for the Sub-Advisor's composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies.

The investment results of the Sub-Advisor's composite presented below have been reviewed and verified (for an AIMR Level II examination) by the independent auditing firm, Deloitte & Touche LLP, to be computed in accordance with Performance Presentation Standards of AIMR, but these results are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

*AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisors. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisors of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisors are directly comparable.


Annualized Total Return:

For Year ended       Sub-Advisor's Composite       S&P 500*

December 31, 1994                     3.38%          1.30%
December 31, 1995                    45.74%         37.53%
December 31, 1996                    22.04%         22.99%
December 31, 1997                   ______         _______

For the period
January 1, 1994 - December 31, 1997

Annualized Return                    __.__%         __.__%
Cumulative                           __.__%         __.__%

* The Standard & Poor's 500 Composite Stock Price Index, known as the S&P 500, is an un- managed market value-weighted index consisting of representative samples of stocks within important industry groups within the U.S. economy. It includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.

The Administrator

Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the Trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average total net assets, subject to a $30,000 annual minimum.

Other operating expenses

The Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees, custody and shareholder servicing agent fees, legal and auditing expenses, federal and state registration fees, and fees to the Trust's disinterested Trustees. The Manager and Sub-Advisor have voluntarily undertaken currently to limit the Fund's operating expenses to no more than 1.28% annually. The Manager and Sub-Advisor may reduce their fees or reimburse the Fund for expenses at any time in order to reduce the Fund's expenses. Reductions made by the Manager and Sub-Advisor in their fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund within three subsequent years provided the Fund is able to do so and remain in compliance with any applicable expense limitations then in effect.

Brokerage Transactions

The Manager and Sub-Advisor consider a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the SAI, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Sub-Advisor may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the sale of Fund shares also may be considered as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                                 Investor Guide

How to purchase shares of the Fund

There are several ways to purchase shares of the Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at
(888)888-8888.

Class I shares are offered at net asset value without a sales charge. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, (the "Distributor"), acts as Distributor and may, at its discretion, waive the minimum investment requirements. The Fund also offers Class A shares. The other Class has a sales charge and other expenses which may result in performance for that Class which is different from that of Class I shares.

Purchase Order Placed with Investment Dealers

Dealers who have a sales agreement with the Distributor may place orders for shares of the Fund on behalf of clients at the offering price next determined after receipt of the client's order by calling the Distributor. If the order is placed by the client with the dealer by 4:00 p.m. Eastern time and forwarded to the Transfer Agent any day that the New York Stock Exchange is open for trading, it will be confirmed at the applicable offering price on that day. The dealer is responsible for placing orders promptly with the Transfer Agent and for forwarding payment promptly.

You may send money to the Fund by mail

If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to Liberty Freedom Fund) to the Fund's Shareholder Servicing Agent, American Data Services, Inc. at the following address:

Liberty Freedom Fund
P.O. Box 640947
Cincinnati, OH 45264-0947

If you wish to send your Application Form and check via an overnight delivery services (such as Fed Ex), delivery cannot be made to a post office box. In that case, you should use the following address:

Liberty Freedom Fund
c/o Star Bank, N.A.
Mutual Fund Custody Department
425 Walnut Street, M/L 6118,
Sixth Floor
Cincinnati, OH 45202

You may wire money to the Fund

Before sending a wire, you should call the Fund at (888) 888-8888 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

Star Bank, N.A. Cinti/Trust
ABA # 0420-0001-3
for credit to Liberty Freedom Fund
DDA # 488840257
for further credit to [your name and account number]

Your bank may charge you a fee for sending a wire to the Fund.

Minimum investments

The minimum initial investment in the Fund is $250,000. The minimum subsequent investment is $25,000.

Subsequent investments

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check. If you want to send additional money for investment by wire, it is important for you to call the Fund at
(888)888-8888. You may also make additional purchases through an investment dealer, as described above.

When is money invested in the Fund?

Any money received for investment in the Fund from an investor, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from dealers are invested at the net asset value next calculated after the order is received. The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the net asset value of the Fund?

The Fund's net asset value per share for the Class I shares is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information

The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Sub-Advisor to determine if such an investment may be made.

                       Services Available to Shareholders

Retirement Plans

You may invest in the Fund various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

                            How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their net asset value
                                                         9
on each day the NYSE is open for trading.

Redemption in writing

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Liberty Freedom Fund
150 Motor Parkway, Suite 109
Hauppauge, NY 11788-0132

Signature guarantee

If the value of the shares you wish to redeem exceeds $5,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by telephone

If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (888) 888-8888 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least

60 days notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?

The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?

As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Repurchases from dealers

The Fund may accept orders to repurchase shares from an investment dealer on behalf of a dealer's customers. The net asset value for a repurchase is that next calculated after receipt of the order from the dealer.

                             Distributions and Taxes

Dividends and other distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends  and  capital  gain   distributions  (net  of  any  required  tax
withholding) are automatically
reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return to you.

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the SAI. You should consult your own advisors concerning federal, state and local taxation of distributions from the Fund.

                               General Information

The Trust

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment

Advisory Agreement); all series of the trust vote as a single class on matters affecting all series jointly or the Trust as whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries

Shareholder  inquiries should be directed to the Shareholder  Servicing Agent at
(888) 888-8888.

Multiple Classes

Under the Trust's charter documents, the Board of Trustees has the power to classify or reclassify any unissued shares of a Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications of redemption. The Board of Trustees of a Fund may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

Year 2000 Risk.

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Manager, Sub-Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Manager is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and assurances are being obtained from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Funds.

Subject to Completion. Preliminary Statement of Additional Information dated April , 1998

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                            The Liberty Freedom Fund

                       Statement of Additional Information

                                  Dated , 1998

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated 1998, as may be amended from time to time, of The Liberty Freedom Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Liberty Bank and Trust Company, 3801 Canal Street, New Orleans, Louisiana 70019, is the Manager of the Fund. The Edgar Lomax Company (the "Advisor") is the Sub-Advisor to the Fund. A copy of the prospectus may be obtained from the Fund at 6564 Loisdale Court, Suite 310, Springfield, VA 22150; telephone (888) 263-6438.


                                TABLE OF CONTENTS

                                                     Cross-reference to sections
                                       Page              in the prospectus
                                       ----              -----------------



 Investment Objective and Policies ..   B-2    Investment Objective and Policies

 Management .........................   B-6    Management of the Fund

 Portfolio Transactions and Brokerage   B-9    Management of the Fund

 Net Asset Value ....................   B-10   Investor Guide

 Taxation ...........................   B-11   Distributions and Taxes

 Dividends and Distributions ........   B-12   Distributions and Taxes

 Performance Information ............   B-12   General Information

 General Information ................   B-13   General Information

 Appendix ...........................   B-14   Not applicable


SAI-1-98.LFF
                                                      B-1

                       INVESTMENT OBJECTIVES AND POLICIES
         The investment objective of the Fund is growth of capital, with a secondary objective of providing income. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of the Fund.

Convertible Securities and Warrants

         The Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Short-Term Investments

         The Fund may invest in any of the following securities and instruments:

         Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.  If the  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

         Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

         As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

         In  addition  to  purchasing   certificates  of  deposit  and  bankers'
acceptances, to the extent permitted under its

SAI-1-98.LFF
                                                      B-2
investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Government Obligations

         The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home
Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

         Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

Foreign Investments and Currencies

         The Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United

SAI-1-98.LFF
                                                      B-3

States.

         Depositary  Receipts.  Depositary  Receipts  ("DRs")  include  American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

         Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

         Taxes. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

Repurchase Agreements

         The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

         The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the

SAI-1-98.LFF
                                                      B-4

Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

         The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Illiquid Securities

         The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Investment Restrictions

         The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

SAI-1-98.LFF
                                                      B-5

         As a matter of fundamental policy, the Fund is diversified. The Fund's investment objective is also fundamental.

         In addition, the Fund may not:

         1. Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (not including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

         2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

         3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

         5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         6. Purchase or sell commodities or commodity futures contracts;

         7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

         8.  Make   investments  for  the  purpose  of  exercising   control  or
management.

         The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

         The Fund may not:

         1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

         2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid);

         3. Make loans of securities; or

         4. Notwithstanding fundamental restriction 1 above, borrow money, except from banks for temporary or emergency purposes, and in amounts not to exceed 5% of total net assets, and subject to the further restriction that no additional investment in securities will be made while any such loan is outstanding.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Manager, Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

         The Trustees and officers of the Trust, their ages and positions with the Trust, their business addresses and principal occupations during the past five years are:

Name, address and age       Position     Principal Occupation During Past
                                         Five Years


Walter E. Auch, Sr. (76)    Trustee      Director, Geotech Communications, Inc.
6001 N. 62d Place                        Nicholas-Applegate Investment Trust,
                                         Brinson Funds (since 1994), Smith
                                         Barney Trak
SAI-1-98.LFF
                                                      B-6

Paradise Valley, AZ 85253                Fund, Pimco Advisors L.P., Banyan
                                         Realty Trust, Banyan Land Fund  II and
                                         Legend Properties.

Eric M. Banhazl (40)*        Trustee,    Senior Vice President, Investment
2025 E. Financial Way        President   Company Administration Corporation;
Glendora, CA 91740           and         Vice President, First Fund  Fund
                             Treasurer   Distributors; President, RNC Mutual
                                         Group; Treasurer, Guiness Flight
                                         Investment Funds, Inc. and
                                         Professionally Managed Portfolios.

Donald E. O'Connor (61)      Trustee     Retired; formerly Executive Vice
1700 Taylor Avenue                       President and Chief Operating Officer
Fort Washington MD, 20744                of ICI Mutual Insurance Company (until
                                         January, 1997), VicePresident,
                                         Operations, Investment Company
                                         Institute (until June,1993).

George T. Wofford III (58)   Trustee     Vice President, Information Services,
305  Glendora  Circle                    Federal Home Loan Bank of San Francisco
Danville,  CA  94526                     (since  March, 1993);formerly Director
                                         of Management Information Services,
                                         Morrison & Foerster (law firm).

Steven J. Paggioli (47)      Vice        Executive Vice President, Robert H.
479 W. 22d Street            President   Wadsworth & Associates, Inc. and
New York, NY 10011                       Investment Company Administration
                                         Corporation; Vice President First Fund
                                         Distributors, Inc.; President and
                                         Trustee, Professionally Managed
                                         Portfolios; Director, Managers Funds,
                                         Inc.

Robert H. Wadsworth (58)      Vice       President, Robert H. Wadsworth &
4455 E. Camelback Road        President  Associates, Inc., Investment Company
Suite 261E                               Administration Corporation and First
Phoenix, AZ 85018                        Fund Distributors,Inc.; Vice President,
                                         Professionally Managed Portfolios;
                                         President,Guinness Flight Investment
                                         Funds, Inc.; Director, Germany Fund,
                                         Inc., New Germany Fund, Inc., Central
                                         European Equity Fund, Inc. and Deutsche
                                         Funds, Inc.

Chris O. Kissack (49)         Secretary  Employed by Investment Company
4455 E. Camelback Road, 261E             Administration Corporation (sinceJuly,
1995 Phoenix, AZ 85018                   1996); formerly employed by Bank One,
                                         N.A. (from August,until July, 1996);
                                         O'Connor, Cavanagh,  Anderson,
                                         Killingsworthand Beshears (law firm)
                                         (until August, 1995).

* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

Name and Position                         Aggregate Compensation from The Trust*
-----------------                         --------------------------------------
Walter E. Auch, Sr., Trustee                                 $12,000
Donald E. O'Connor, Trustee                                  $12,000
George T. Wofford III, Trustee                               $12,000

*The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The Manager

         Subject to the supervision of the Board of Trustees, investment management and related services are provided by the Manager, pursuant to a Management Agreement (the "Management Agreement"). The Manager is a majority-owned subsidiary of Liberty Financial Services, Inc.

         Under the Management Agreement, the Manager has overall responsibility for the assets of the Fund, including responsibility for investing the assets in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information, and

SAI-1-98.LFF
                                                      B-7
undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Manager. In providing such services, the Manager shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

         Without limiting the generality of the foregoing, the Manager has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iii) monitor the day-to-day activity of the Advisor; (iv) furnish such reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets as the Trustees or the officers of the Trust may reasonably request; and (v) render to the Trust's Board of Trustees such periodic and special reports as the Board may reasonably request. The Manager has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Management Agreement. Personnel of the Manager may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Manager shall be deemed to include persons employed or retained by the Manager to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Manager or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation of the Fund, the Manager has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Manager.

         As compensation for the Manager's services, the Fund pays it an management fee at the rate specified in the prospectus. In addition to the fees payable to the Manager, the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager, Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Management Agreement.

         The Manager may agree to waive certain of its fees or reimburse the Fund for certain expenses, in order to limit the expense ratio of the Fund or its classes. In that event, subject to approval by the Trust's Board of Trustees, the Fund may reimburse the Manager in subsequent years for fees waived and expenses reimbursed, provided the expense ratio before reimbursement is less than the expense limitation in effect at that time.

Under the Management Agreement, the Manager will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

SAI-1-98.LFF                          B-8

         The Management Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Management Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

         The Management Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Manager. The Management Agreement also may be terminated by the Manager on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Sub-Advisor

         Subject to the supervision of the Board of Trustees, investment management and related services are also provided by the Advisor, pursuant to a Sub-Advisory Agreement (the "Advisory Agreement").

         Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

         Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Manager and the Trust's Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish such reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets as the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust's Board of Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

         As compensation for the Advisor's services, the Fund pays it a fee at the rate specified in the prospectus. The Advisor may agree to waive certain of its fees or reimburse the Fund for certain expenses, in order to limit the expense ratio of the Fund. In that event, subject to approval by the Trust's Board of Trustees, the Fund may reimburse the Advisor in subsequent years for fees waived and expenses reimbursed, provided the expense ratio before reimbursement is less than the expense limitation in effect at that time.

         Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.


SAI-1-98.LFF
                                                      B-9

         The Advisory Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

         The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         Distribution Plan. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares. The Manager acts as Distribution Coordinator under the Plan, and may make payments on behalf of the Fund for distribution and related expenses of the Fund, including preparation, printing and mailing of prospectuses; shareholder reports such as semiannual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Funds' shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to Fund shareholders; and such other expenses related to the distribution of the Fund's shares.

         Plan payments will be reviewed by the Trustees. However, it is possible that at times the amount of the Advisor's compensation could exceed the Advisor's distribution expenses, resulting in a profit to the Advisor. If the Plan is terminated, the Fund will not be required to make payments for expenses incurred after the termination.

         The Administrator. The Administrator has agreed to be responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Trust's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Trust (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and other filings with the Commission and any other governmental agency (the Trust agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to permit the offer and sale of the shares of the Trust under the securities or "blue sky" laws of the various states selected by the Trust (the Trust agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Trust's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board of Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to

SAI-1-98.LFF
                                                      B-10
the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Subject to such policies as the Manager, Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

         On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

                                 NET ASSET VALUE

         The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

         The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

         The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

SAI-1-98.LFF
                                                      B-11

         All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                                    TAXATION

         The Fund will be taxed, under the Code, as a separate entity from any other series of the Trust, and it intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gains and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are, in general, the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.
         The Fund intends to declare and pay dividends and other distributions annually, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.
         The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

         Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

SAI-1-98.LFF
                                                      B-12

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul Hastings Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         The Fund or any securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding. Amounts withheld under these rules will be creditable against a shareholder's federal income tax liability.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

         Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD = 2 [(a-b + 1)6 - 1]
                     ___
                     cd

SAI-1-98.LFF
                                                      B-13
where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         The Trust has no business history prior to the offering of the first of its series of shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

         If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created several series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are be allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

         The Fund's custodian, Star Bank, 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding the Funds' assets. American Data Services, P.O. Box 5536, Hauppage NY 11788 acts as the Fund's accounting services

SAI-1-98.LFF
                                                      B-14
agent. The Fund's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

         Shares of the Fund owned by the  Trustees  and officers as a group were
less than 1% at    , 1998.

                                    APPENDIX

                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.



Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

SAI-1-98.LFF
                                                      B-15

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.



SAI-1-98.LFF
                                                      B-16

                                     PART C
                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits.
         (a)      Financial Statements:
                           Not Applicable
         (b)      Exhibits:
                  (1)      Agreement and Declaration of Trust (1)
                  (2)      By-Laws (1)
                  (3)      Not applicable
                  (4)      Specimen stock certificates (3)
                  (5)      Form of Investment Advisory Agreement (2)
                  (6)      Distribution Agreement (2)
                  (7)      Not applicable
                  (8)      Custodian Agreement (3)
                  (9)      (1)Administration Agreement with Investment Company
                            Administration Corporation (2)
                           (2) Fund Accounting Service Agreement (2)
                           (3) Transfer Agency and Service Agreement (2)
                 (10)      (i)      Opinion and  consent of counsel  relating to
                                    the Al Frank Fund, American Trust Allegiance
                                    Fund, Avatar Advantage Balanced Fund, Avatar
                                    Advantage  Equity  Allocation  Fund,  Avatar
                                    Advantage  International  Equity Fund, Chase
                                    Growth     Fund,     Edgar    Lomax    Fund,
                                    InformationTech  100 Fund,  Kaminski  Poland
                                    Fund,   Ridgeway   Helms   Millenium   Fund,
                                    Rockhaven Fund (5)
                           (ii)     Opinion and  consent of counsel  relating to
                                    the Van Deventer & Hoch American  Value Fund
                                    (5)
                  (11)     Not applicable
                  (12)     Not applicable
                  (13)     Investment letters (3)
                  (14)     Individual Retirement Account forms (6)
                  (15)     (i)  Form of Distribution Plan (4)
                  (16)     Not applicable



                                       C-1
amendno.21

         (1) Previously filed with the Registration Statement on Form N-1A(File No. 33-17391) on December 6, 1996 and incorporated herein by reference.

         (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A(File No. 33-17391) on January 29, 1997 and incorporated herein by reference.

         (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A(File No. 33-17391) on February 28, 1997 and incorporated herein by reference.

         (4) Previously filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17391) on February 19, 1998 and incorporated herein by reference.

         (5) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 33-17391) on March 19, 1998 and incorporated herein by reference.

         (6) To be filed by amendment.

Item 25.  Persons Controlled by or under Common Control with Registrant.

         None.

Item 26.  Number of Holders of Securities.


         Shares of Beneficial Interest
         Number of record holders as of March 17, 1998

         American Trust Allegiance Fund:          296
         InformationTech 100 Fund:                26
         Kaminski Poland Fund:                    342
         Ridgeway-Helms Millennium Fund:          111
         Rockhaven Fund:                          45
         Rockhaven Premier Dividend Fund:         23
         Chase Growth Fund:                       69

                                       C-2
amendno.21

         The Avatar Advantage Equity Allocation Fund:  3
         Edgar Lomax Value Fund:                       40
         Al Frank Asset Management Fund:               218
         The Avatar Advantage Balanced Fund:           1

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:
         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as

                                       C-3
amendno.21
an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:


         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or


         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:


         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or



                                       C-4
amendno.21

         (b) A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.


         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

                                       C-5
amendno.21

Item 28.  Business and Other Connections of Investment Adviser.

         The information required by this item with respect to American Trust Company is as follows:

                  American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

                  MacKenzie-Childs, Ltd.
                  3260 State Road 90
                  Aurora, New York 13026


                  Great Northern Arts
                  Castle Music, Inc.
                  World Family Foundation
                  all with an address at
                  Gordon Road, Middletown, New York

         Robert E. Moses, a Director of American Trust Company, is a director of:

                  Mascoma Mutual Hold Corp.
                  On The Green
                  Lebanon, NH 03766

         Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         Name of investment adviser                                    File No.

         Bay Isle Financial Corporation                                801-27563
         Kaminski Asset Management, Inc.                               801-53485
         Ridgeway Helms Investment Management                          801-49884
         Rockhaven Asset Management, LLC                               801-54084
         Chase Investment Counsel Corp.                                801-3396
         Avatar Investors Associates Corp.                             801-7061
         The Edgar Lomax Company                                       801-19358
         Van Deventer & Hoch                                           801-6118
         Al Frank Asset Management, Inc.                               801-30528
         Heritage West Advisors, LLC                                   801-55233

Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                  Guinness Flight Investment Funds, Inc.
                  Fleming Capital Mutual Fund Group
                  Fremont Mutual Funds
                  Jurika & Voyles Mutual Funds
                  Kayne Anderson Mutual Funds
                  Masters' Select Investment Trust

                                       C-6
amendno.21

                  O'Shaughnessy Funds, Inc.
                  PIC Investment Trust
                  Purisima Fund
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group


         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                             Position and Offices           Position and
Name and Principal               with Principal             Offices with
Business Address                  Underwriter                Registrant
----------------                  -----------                ----------
Robert H. Wadsworth          President                      Vice
4455 E. Camelback Road       and Treasurer                  President
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl              Vice President                 President,
2025 E. Financial Way                                       Treasurer
Glendora, CA 91741                                          and Trustee

Steven J. Paggioli           Vice President &               Vice
479 West 22nd Street         Secretary                      President
New York, New York 10011



         (c) Not applicable.

Item 30. Location of Accounts and Records.


         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

         (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;


         (b) the documents  required to be  maintained  by paragraphs  (5), (6),
(10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

         American Trust Company, One Court Street, Lebanon, NH 03766

         Bay Isle Financial Corporation, 160 Sansome Street, San Francisco, CA 94104

         Kaminski Asset Management, Inc., 210 Second Street, North, #050, Minneapolis, MN 55401

         Ridgeway Helms Investment Management, 303 Twin Dolphin Drive, Redwood Shores, CA 94065

                                       C-7
amendno.21

         Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222

         Chase Investment Counsel Corp., 300 Preston Avenue, Charlottesville, VA 22902

         Avatar  Associates  Investment  Corp.,  900 Third Avenue,  New York, NY
         10022

         The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150

         Van Deventer & Hoch, 800 North Bend Boulevard, Glendale, CA 91203

         Al Frank Asset Management, Inc. 465 Forest Avenue, Laguna Beach, CA
         92651

         Heritage West Advisors, LLC, 1850 North Central Ave., Suite 610, Phoenix, AZ 85004


         (c) with respect to The Heritage West Dividend Capture Income Fund series of the Registant, all other records will be maintained by the Registrant; and

         (d) all other documents will be maintained by Registrant's custodian, Star Bank, 425 Walnut Street, Cincinnati, OH 45202.

Item 31. Management Services.


         Not applicable.

Item 32. Undertakings.

         Registrant hereby undertakes to:

         (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.


         (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.


         (d) File a post-effective amendment for the Liberty Freedom Fund series, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement as such requirement is interprested by the staff of the Commission.


                                       C-8
amendno.21

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 15th day of April, 1998.

                                          ADVISORS SERIES TRUST


                                          By   /s/ Eric M. Banhazl*
                                                   Eric M. Banhazl
                                                   President

         This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on April 15, 1998.




/s/ Eric M. Banhazl*                   President, Principal Financial
Eric M. Banhazl                        and Accounting Officer, and Trustee



/s/ Walter E. Auch Sr.*                Trustee
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*                Trustee
Donald E. O'Connor


/s/ George T. Wofford III*             Trustee
George T. Wofford III

* /s/ Robert H. Wadsworth
By:  Robert H. Wadsworth
       Attorney in Fact


amendment.no21